Commitments and Contingencies (Details)	12 Months Ended
Mar. 31, 2019 USD ($)
Commitments and Contingencies
Capital commitment	$ 6,972,599
Operating lease expense	31,046
Future minimum payments for period greater than one year	0
With in one year	58,677
Total	$ 58,677